Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Registrant Name	dei_EntityRegistrantName	STATE FARM ASSOCIATES FUNDS TRUSTS
Central Index Key	dei_EntityCentralIndexKey	0000093715
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2018
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018